Annual Fund Operating Expenses - Invesco SP 500 Equal Weight Health Care ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.40%
Other Expenses	none
Total Annual Fund Operating Expenses	0.40%